Financial Risks - Schedule of Maximum Exposure to Credit Risk (Detail) - Credit risk [member] - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 286,739	€ 294,597
Cash collateral	236	271
Securities collateral	16,165	15,177
Letters of credit / guarantees	807	813
Real estate property collateral	21,460	23,694
Master netting agreements collateral	213	171
Total collateral	38,880	40,127
Surplus collateral (or overcollateralization)	12,236	13,462
Net exposure	260,095	267,932
Debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	56,202	60,890
Cash collateral	0
Securities collateral	0
Letters of credit / guarantees	53	61
Real estate property collateral	0
Master netting agreements collateral	0
Total collateral	53	61
Surplus collateral (or overcollateralization)	0	0
Net exposure	56,149	60,829
Money market and other short-term instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,964	6,071
Cash collateral	0
Securities collateral	289	324
Letters of credit / guarantees	0
Real estate property collateral	0
Master netting agreements collateral	0
Total collateral	289	324
Surplus collateral (or overcollateralization)	22	20
Net exposure	5,696	5,767
Loan [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9,787	10,798
Cash collateral	112	51
Securities collateral	0
Letters of credit / guarantees	23	20
Real estate property collateral	21,460	23,694
Master netting agreements collateral	0
Total collateral	21,594	23,766
Surplus collateral (or overcollateralization)	11,808	12,982
Net exposure	1	14
Unconsolidated investment funds [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	190,671	192,775
Cash collateral	0
Securities collateral	0
Letters of credit / guarantees	0
Real estate property collateral	0
Master netting agreements collateral	0
Total collateral	0
Surplus collateral (or overcollateralization)	0
Net exposure	190,671	192,775
Deposits with financial institutes [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,727	2,063
Cash collateral	0
Securities collateral	0
Letters of credit / guarantees	0
Real estate property collateral	0
Master netting agreements collateral	0
Total collateral	0
Surplus collateral (or overcollateralization)	0
Net exposure	1,727	2,063
Other investments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,749	5,207
Cash collateral	0
Securities collateral	0
Letters of credit / guarantees	0
Real estate property collateral	0
Master netting agreements collateral	0
Total collateral	0
Surplus collateral (or overcollateralization)	0
Net exposure	4,749	5,207
Derivatives assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	485	771
Cash collateral	124	220
Securities collateral	513	713
Letters of credit / guarantees	0
Real estate property collateral	0
Master netting agreements collateral	213	171
Total collateral	850	1,104
Surplus collateral (or overcollateralization)	406	461
Net exposure	42	128
Reinsurance assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	17,153	16,021
Cash collateral	0
Securities collateral	15,363	14,141
Letters of credit / guarantees	731	732
Real estate property collateral	0
Master netting agreements collateral	0
Total collateral	16,093	14,872
Surplus collateral (or overcollateralization)	0	0
Net exposure	€ 1,060	€ 1,149